Fair Value - Investments measured at fair value using NAV as a practical expedient (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	[1]	$ 2,193,039	$ 2,111,930
Remaining unfunded commitment		444,907	365,682
Equities		917,170	929,886
Other invested assets		3,251,412	3,117,861
Fair value based on NAV as practical expedient
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Equities		845,163	840,318
Other invested assets		1,347,876	1,271,612
Fund investments
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Equities		845,163	840,318
Other invested assets		1,391,074	1,307,886
Fund investments | Fair value based on NAV as practical expedient
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Equities		845,163	840,318
Other invested assets		1,347,876	1,271,612
Public equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	[1]	648,080	629,125
Remaining unfunded commitment		0	0
Public equity funds | Three years
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments		$ 575,000	422,000
Public equity funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period		30 days
Public equity funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period		60 days
Private equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	[1]	$ 452,387	389,736
Remaining unfunded commitment		$ 106,060	150,458
Private equity funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period		5 years
Private equity funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period		10 years
Private credit funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	[1]	$ 430,788	404,065
Remaining unfunded commitment		$ 228,451	67,815
Private credit funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period		5 years
Private credit funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period		10 years
Multi-strategy funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments	[1]	$ 661,784	689,004
Remaining unfunded commitment		110,396	147,409
Multi-strategy funds | Quarterly Redemption Rights
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total fund investments		$ 235,000	$ 314,000
Notice period		60 days
Redemption restriction period		36 months
Multi-strategy funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period		5 years
Multi-strategy funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidating investment, period		10 years

[1]	The table above only reflects the Company's investments valued at fair value based on the NAV practical expedient, which includes fund investments of $845 million included in Equities and $1,348 million included in Other invested assets at December 31, 2023 and fund investments of $840 million included in Equities and $1,272 million included in Other invested assets at December 31, 2022.